UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767
______________________________________________

UBS Money Series
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments

UBS Cash Reserves Fund
Schedule of investments – January 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates		Interest rates (%)		Value ($)

US government agency obligations — 5.75%

5,000	Federal Farm Credit Bank	02/01/07		5.240	[1]	4,999,625
14,000	Federal Home Loan Bank	02/06/07	to	5.180	to
		04/10/07		5.200	[1]	13,993,972
5,000	Federal Home Loan Bank	12/28/07		5.350		5,000,000

Total US government agency obligations (cost—$23,993,597)						23,993,597

Bank notes[1] — 2.64%

US — 2.64%
7,000	American Express Centurion Bank	02/22/07		5.310		7,000,187
4,000	Bank of America N.A.	02/01/07		5.315		4,000,000

Total bank notes (cost—$11,000,187)						11,000,187

Certificates of deposit — 14.97%

Banking-non-US — 13.29%
4,000	Barclays Bank PLC	02/01/07		5.310	[1]	4,000,000
3,000	Barclays Bank PLC	01/18/08		5.360		3,000,000
7,000	BNP Paribas	03/20/07		5.320		7,000,000
4,500	Deutsche Bank AG	03/06/07		5.090		4,500,000
6,000	Fortis Bank N.V.-S.A.	02/06/07		4.930		6,000,000
4,000	HBOS Treasury Services PLC	05/31/07		5.360		4,000,000
5,000	HSBC Bank USA	04/27/07		5.360	[1]	5,000,877
5,000	Natexis Banque Populaires	02/01/07		5.350	[1]	5,000,000
2,000	Natexis Banque Populaires	06/29/07		5.275		2,000,000
10,000	Norinchukin Bank Ltd.	03/22/07	to	5.285	to
		06/05/07		5.400		10,000,000
5,000	Royal Bank of Canada	09/28/07		5.325		5,000,000

						55,500,877

Banking-US — 1.68%
3,000	Bank of America N.A.	02/01/07		5.310	[1]	3,000,000
4,000	SunTrust Bank	02/01/07		5.296	[1]	4,000,076

						7,000,076

Total certificates of deposit (cost—$62,500,953)						62,500,953

Commercial paper[2] — 53.82%

Asset backed-miscellaneous — 11.40%
5,000	Barton Capital LLC	03/07/07		5.240		4,975,256
733	Chariot Funding LLC	02/28/07		5.255		730,111
7,200	Kitty Hawk Funding Corp.	03/01/07		5.260		7,170,544
11,971	Old Line Funding Corp.	02/07/07	to	5.255	to
		03/01/07		5.265		11,944,447

UBS Cash Reserves Fund
Schedule of investments – January 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates		Interest rates (%)		Value ($)

Commercial paper[2] — (continued)

Asset backed-miscellaneous — (concluded)
5,000	Ranger Funding Co. LLC	03/02/07		5.240		4,978,894
12,000	Regency Markets No.1 LLC	02/01/07	to	5.260	to
		02/02/07		5.270		11,998,975
5,820	Thunderbay Funding	02/20/07		5.285		5,803,766

						47,601,993

Asset backed-securities — 12.56%
7,260	Beta Finance, Inc.	04/16/07		5.225		7,182,026
6,000	Cancara Asset Securitisation LLC	02/16/07		5.265		5,986,837
5,000	Galaxy Funding, Inc.	03/12/07		5.250		4,971,562
12,000	Grampian Funding LLC	03/12/07	to	5.180	to
		03/27/07		5.240		11,921,413
12,463	Scaldis Capital LLC	02/23/07	to	5.250	to
		03/16/07		5.255		12,404,620
10,000	Solitaire Funding LLC	02/05/07	to	5.240	to
		04/17/07		5.260		9,942,495

						52,408,953

Automobile OEM — 1.48%
6,200	PACCAR Financial Corp.	02/15/07		5.225		6,187,402

Banking-non-US — 4.29%
5,000	Alliance & Leicester PLC	03/05/07		5.230		4,976,756
5,000	Bank of Ireland	03/05/07		5.245		4,976,689
3,830	Depfa Bank PLC	05/01/07		5.150		3,781,237
4,200	IXIS Commercial Paper Corp.	03/27/07		5.225		4,167,082

						17,901,764

Banking-US — 14.00%
4,900	Barclays US Funding Corp.	03/14/07		5.250		4,870,702
5,000	BNP Paribas Finance	05/07/07		5.200		4,931,389
10,000	Calyon N.A., Inc.	07/05/07		5.160		9,779,267
12,000	CBA (Delaware) Finance, Inc.	04/10/07		5.230		11,881,453
6,000	Danske Corp.	05/24/07		5.170		5,903,493
9,835	ING (US) Funding LLC	02/09/07	to	5.240	to
		02/27/07		5.250		9,810,869
6,000	Nordea N.A., Inc.	02/26/07		5.115		5,978,688
4,700	Societe Generale N.A., Inc.	03/05/07		5.235		4,678,129
592	UniCredito Delaware, Inc.	03/19/07		5.260		588,021

						58,422,011

Brokerage — 2.55%
1,750	Morgan Stanley	02/01/07		5.290	[1]	1,750,000
9,000	Morgan Stanley	02/21/07	to	5.180	to
		07/12/07		5.250		8,892,752

						10,642,752

UBS Cash Reserves Fund
Schedule of investments – January 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates		Interest rates (%)		Value ($)

Commercial paper[2] — (concluded)

Consumer products nondurables — 2.13%
8,900	Procter & Gamble International Funding SCA	02/01/07	to	5.230	to
		02/09/07		5.280		8,895,424

Finance-captive automotive — 2.59%
11,000	Toyota Motor Credit Corp.	05/29/07	to	5.090	to
		06/14/07		5.170		10,800,128

Finance-noncaptive diversified — 2.82%
4,000	CIT Group, Inc.	03/22/07		5.260		3,971,362
8,000	General Electric Capital Corp.	05/07/07	to	5.090	to
		10/02/07		5.140		7,808,315

						11,779,677

Total commercial paper (cost—$224,640,104)						224,640,104

Short-term corporate obligations — 19.52%

Asset backed-securities[3] — 10.18%
5,000	Beta Finance, Inc.	02/26/07		5.335	[1]	4,999,787
4,500	CC (USA), Inc. (Centauri)	02/01/07		5.325	[1]	4,499,891
4,000	CC (USA), Inc. (Centauri)	04/30/07		5.315		3,999,952
7,000	Cullinan Finance Corp.	04/10/07	to
		04/24/07		5.320	[1]	6,999,327
5,000	Dorada Finance, Inc.	02/26/07		5.335	[1]	4,999,787
9,000	K2 (USA) LLC	02/01/07		5.315	to
				5.325	[1]	8,999,517
3,000	Links Finance LLC	02/13/07		5.000		3,000,000
5,000	Links Finance LLC	02/15/07		5.300	[1]	5,000,114

						42,498,375

Automobile OEM[3] — 1.68%
7,000	American Honda Finance Corp.	03/08/07		5.350	[1]	6,999,958

Banking-non-US3 — 3.59%
2,000	ANZ National International Ltd.	02/07/07		5.320	[1]	2,000,000
3,000	HBOS Treasury Services PLC	02/01/07		5.396	[1]	3,000,000
5,000	Societe Generale	02/02/07		5.316	[1]	5,000,000
5,000	Westpac Banking Corp.	02/06/07		5.300	[1]	5,000,000

						15,000,000

Banking-US3 — 1.20%
5,000	Wells Fargo & Co.	02/15/07		5.330	[1]	5,000,026

Finance-captive automotive — 0.72%
3,000	Toyota Motor Credit Corp.	02/01/07		5.300	[1]	3,000,000

Finance-noncaptive consumer — 1.19%
5,000	HSBC Finance Corp.	02/12/07		5.360	[1]	5,001,681

Finance-noncaptive diversified — 0.96%
4,000	General Electric Capital Corp.	02/09/07		5.445	[1]	4,000,000

Total short-term corporate obligations (cost—$81,500,040)						81,500,040

UBS Cash Reserves Fund
Schedule of investments – January 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Repurchase agreements — 0.58%

2,400	Repurchase agreement dated 01/31/07 with Deutsche Bank Securities, collateralized by $2,438,000 Federal Farm Credit Bank obligations, 5.090% due 06/22/07; (value—$2,448,396); proceeds: $2,400,351	02/01/07	5.260	2,400,000
29	Repurchase agreement dated 01/31/07 with State Street Bank & Trust Co., collateralized by $556 US Treasury Bonds, 6.625% due 02/15/27 and $28,626 US Treasury Notes, 3.000% to 4.875% due 02/15/08 to 04/30/08; (value—$29,592); proceeds: $29,004	02/01/07	4.850	29,000

Total repurchase agreements (cost—$2,429,000)				2,429,000

Number of shares (000)

Money market fund[4,5] — 0.00%
1	UBS Private Money Market Fund LLC (cost—$589)		5.209	589

Total investments (cost—$406,064,470 which approximates cost for federal income tax purposes)[6] — 97.28%	406,064,470

Other assets in excess of liabilities — 2.72%	11,340,960

Net assets (applicable to 417,428,088 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%	417,405,430

1	Variable rate security. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of January 31, 2007 and reset periodically.

2	Interest rates shown are the discount rates at date of purchase.

3	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 16.65% of net assets as of January 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Interest rate shown reflects yield at January 31, 2007.

5	The table below details the Fund’s transaction activity in an affiliated issuer during the nine months ended January 31, 2007.

Security description	Value at 04/30/06 ($)	Purchases during the nine months ended 01/31/07 ($)	Sales during the nine months ended 01/31/07 ($)	Value at 01/31/07 ($)	Income earned from affiliate for the nine months ended 01/31/07 ($)

UBS Private Money Market Fund LLC	0	14,490,895	14,490,306	589	106

6	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin	Percentage of total investments (%)

United States	76.5

United Kingdom	5.9

Japan	5.9

France	4.0

Ireland	2.2

Belgium	1.5

Australia	1.2

Canada	1.2

Germany	1.1

New Zealand	0.5

Total	100.0

Weighted average maturity—52 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2006.

UBS Liquid Assets Fund
Schedule of investments – January 31, 2007 (unaudited)

Principal
amount		Maturity		Interest
(000) ($)		dates		rates (%)		Value ($)

US government agency obligations—3.98%

5,000	Federal Farm Credit Bank	02/01/07		5.240	[1]	4,999,625
15,000	Federal Home Loan Bank	02/06/07	to	5.180	to
		04/10/07		5.200	[1]	14,993,452
3,000	Federal Home Loan Bank	12/28/07		5.350		3,000,000

Total US government agency obligations (cost—$22,993,077)						22,993,077

Bank notes[1]—3.46%

US—3.46%
12,000	Bank of America N.A.	02/01/07		5.310	to
				5.363		12,000,000
8,000	Wachovia Bank N.A. (Charlotte)	03/05/07		5.350		7,999,465

Total bank notes (cost—$19,999,465)						19,999,465

Certificates of deposit—15.30%

Banking-non-US—8.04%
8,000	Barclays Bank PLC	08/15/07	to	5.360	to
		01/18/08		5.465		8,000,000
5,000	BNP Paribas	03/20/07		5.320		5,000,000
10,000	Calyon N.A., Inc.	03/14/07	to	5.170	to
		01/16/08		5.325		10,000,000
4,000	Deutsche Bank AG	03/06/07		5.090		4,000,000
5,000	Fortis Bank N.V.- S.A.	02/06/07		4.930		5,000,000
4,000	HBOS Treasury Services PLC	05/31/07		5.360		4,000,000
1,500	Natexis Banque Populaires	02/01/07		5.463	[1]	1,500,000
4,000	Norinchukin Bank Ltd.	07/10/07		5.350		4,000,000
5,000	Toronto-Dominion Bank	10/05/07		5.281		5,000,041

						46,500,041

Banking-US—7.26%
8,000	American Express, Federal Savings Bank	02/06/07		5.280		8,000,000
10,000	SunTrust Bank	02/05/07	to	5.280	to
		02/28/07		5.290	[1]	10,000,180
5,000	Wachovia Bank N.A. (Charlotte)	03/30/07		5.324	[1]	4,999,953
14,000	Washington Mutual Bank F.A.	04/16/07		5.300		14,000,000
5,000	Wells Fargo Bank N.A.	02/01/07		5.300	[1]	4,999,947

						42,000,080

Total certificates of deposit (cost—$88,500,121)						88,500,121

Commercial paper[2]—61.55%

Asset backed-banking—1.72%
10,000	Atlantis One Funding	03/15/07		5.230		9,938,983

UBS Liquid Assets Fund
Schedule of investments – January 31, 2007 (unaudited)

Principal
amount		Maturity		Interest
(000) ($)		dates		rates (%)		Value ($)

Commercial paper[2]—(continued)

Asset backed-miscellaneous—17.39%
10,000	Alpine Securitization	02/01/07		5.280		10,000,000
17,000	Amsterdam Funding Corp.	04/27/07	to	5.145	to
		05/01/07		5.185		16,787,107
9,000	Atlantic Asset Securitization LLC	02/12/07		5.255		8,985,549
11,341	Barton Capital LLC	02/06/07	to
		02/14/07		5.260		11,328,810
1,000	Chariot Funding LLC	02/02/07		5.260		999,854
7,000	Jupiter Securitization Co. LLC	02/02/07		5.260		6,998,977
5,000	Kitty Hawk Funding Corp.	03/30/07		5.250		4,958,438
4,000	Ranger Funding Co. LLC	02/22/07		5.280		3,987,680
13,600	Regency Markets No.1 LLC	02/16/07		5.270		13,570,137
13,000	Variable Funding Capital Corp.	02/01/07	to	5.270	to
		02/08/07		5.280		12,994,876
10,000	Windmill Funding Corp.	03/23/07		5.230		9,927,361

						100,538,789

Asset backed-securities—14.23%
12,000	Beta Finance, Inc.	02/02/07		5.240		11,998,253
13,000	Cancara Asset Securitisation LLC	02/02/07	to
		02/09/07		5.260		12,991,964
8,500	CC (USA), Inc. (Centauri)	02/16/07	to	5.180	to
		03/13/07		5.260		8,472,461
13,000	Clipper Receivables Co. LLC	02/07/07	to	5.260	to
		02/14/07		5.270		12,985,519
10,000	Dorada Finance, Inc.	03/12/07		5.240		9,943,233
13,475	Grampian Funding LLC	03/27/07	to	5.155	to
		05/21/07		5.245		13,308,005
12,653	Scaldis Capital LLC	02/12/07	to	5.210	to
		03/02/07		5.260		12,619,305

						82,318,740

Automobile OEM—2.84%
6,500	American Honda Finance Corp.	02/26/07		5.220		6,476,437
10,000	PACCAR Financial Corp.	03/16/07		5.250		9,937,292

						16,413,729

Banking-non-US—9.20%
13,000	Alliance & Leicester PLC	03/05/07	to	5.230	to
		03/20/07		5.240		12,919,834
9,450	Bank of Ireland	02/23/07	to	5.190	to
		04/25/07		5.250		9,381,200
13,000	Caisse Nationale des Caisses d’Epargne
	et de Prevoyance	02/14/07		5.255		12,975,331
10,000	HSBC USA, Inc.	03/01/07		5.240		9,959,244
8,000	Nationwide Building Society	02/01/07	to
		03/14/07		5.250		7,982,063

						53,217,672

UBS Liquid Assets Fund
Schedule of investments – January 31, 2007 (unaudited)

Principal
amount		Maturity		Interest
(000) ($)		dates		rates (%)		Value ($)

Commercial paper[2]—(concluded)

Banking-US—7.79%
5,000	Barclays US Funding Corp.	03/08/07		5.215		4,974,649
10,000	CBA (Delaware) Finance, Inc.	03/12/07		5.230		9,943,342
4,000	ING (US) Funding LLC	02/21/07		5.240		3,988,356
6,500	Kredietbank N.A. Finance Corp.	04/27/07		5.240		6,419,581
5,000	Nordea N.A., Inc.	02/26/07		5.120		4,982,240
10,000	Santander Central Hispano Finance Delaware, Inc.	06/13/07		5.185		9,809,883
5,000	Societe Generale N.A., Inc.	05/31/07	to
		06/19/07		5.110		4,907,452

						45,025,503

Brokerage—3.77%
8,000	Bear Stearns Cos., Inc.	04/09/07		5.240		7,921,982
2,000	Greenwich Capital Holdings, Inc.	02/16/07		5.286	[1]	2,000,000
4,000	Greenwich Capital Holdings, Inc.	05/25/07		5.190		3,934,836
4,000	Morgan Stanley	02/01/07		5.290	[1]	4,000,000
4,000	Morgan Stanley	03/06/07	to	5.190	to
		06/27/07		5.240		3,932,052

						21,788,870

Finance-captive automotive—1.70%
10,000	Toyota Motor Credit Corp.	05/29/07		5.090		9,834,575

Finance-noncaptive diversified—1.01%
6,000	General Electric Capital Corp.	07/24/07		5.110		5,852,662

Insurance-multiline—1.90%
11,000	Hartford Financial Services Group, Inc.	02/14/07		5.250		10,979,146

Total commercial paper (cost—$355,908,669)						355,908,669

Short-term corporate obligations—12.97%

Asset backed-securities[3]—4.93%
2,000	Beta Finance, Inc.	10/23/07		5.350		2,000,000
7,500	Cullinan Finance Corp.	02/01/07	to
		04/10/07		5.320	[1]	7,499,276
2,500	Cullinan Finance Corp.	01/16/08		5.320		2,500,000
15,000	K2 (USA) LLC	02/01/07	to	5.315	to
		02/15/07		5.354	[1]	15,000,159
1,500	Links Finance LLC	02/13/07		5.000		1,500,000

						28,499,435

Automobile OEM[3]—0.52%
3,000	American Honda Finance Corp.	03/08/07		5.350	[1]	2,999,982

Banking-non-US3—3.28%
3,000	ANZ National International Ltd.	02/07/07		5.320	[1]	3,000,000
3,000	HBOS Treasury Services PLC	02/01/07		5.396	[1]	3,000,000

UBS Liquid Assets Fund
Schedule of investments – January 31, 2007 (unaudited)

Principal
amount		Maturity		Interest
(000) ($)		dates		rates (%)		Value ($)

Short-term corporate obligations—(concluded)

Banking-non-US3—(concluded)
9,000	National Australia Bank Ltd.	02/15/07		5.290	[1]	9,000,000
4,000	Societe Generale	02/02/07		5.316	[1]	4,000,000

						19,000,000

Banking-US—1.21%
7,000	Wells Fargo & Co.	03/28/07		5.423	[1]	7,004,465

Brokerage—1.73%
5,000	Citigroup Global Markets Holdings, Inc.	02/01/07		5.450	[1]	5,000,502
5,000	Morgan Stanley	02/09/07	to	5.499	to
		02/15/07		5.500	[1]	5,003,098

						10,003,600

Finance-captive automotive—0.61%
3,500	Toyota Motor Credit Corp.	02/01/07		5.300	[1]	3,500,000

Finance-noncaptive diversified—0.69%
4,000	General Electric Capital Corp.	02/09/07		5.445	[1]	4,000,000

Total short-term corporate obligations (cost—$75,007,482)						75,007,482

Repurchase agreements—2.51%

14,500	Repurchase agreement dated 01/31/07 with Deutsche Bank Securities, collateralized by $14,629,000 Federal Farm Credit Bank obligations, 5.800% due 10/04/13; (value—$14,790,504); proceeds: $14,502,119	02/01/07		5.260		14,500,000
26	Repurchase agreement dated 01/31/07 with State Street Bank & Trust Co., collateralized by $499 US Treasury Bonds, 6.625% due 02/15/27 and $25,665 US Treasury Notes, 3.000% to 4.875% due 02/15/08 to 04/30/08; (value—$26,531); proceeds: $26,004	02/01/07		4.850		26,000

Total repurchase agreements (cost—$14,526,000)						14,526,000

Total investments (cost—$576,934,814 which approximates cost for federal income tax purposes)[4]—99.77%						576,934,814

Other assets in excess of liabilities—0.23%						1,346,894

Net assets (applicable to 578,281,708 shares of beneficial interest outstanding
equivalent to $1.00 per share)—100.00%						578,281,708

1	Variable rate security. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of January 31, 2007 and reset periodically.

2	Interest rates shown are the discount rates at date of purchase.

3	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.73% of net assets as of January 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin	Percentage of total investments (%)

United States	76.3

United Kingdom	9.0

France	5.5

Japan	3.0

Ireland	1.6

Australia	1.6

Belgium	0.9

Canada	0.9

Germany	0.7

New Zealand	0.5

Total	100.0

Weighted average maturity—50 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2006.

UBS Select Money Market Fund
Schedule of investments – January 31, 2007 (unaudited)

Principal
amount		Maturity		Interest
(000) ($)		dates		rates (%)		Value ($)

US government agency obligations—2.60%

45,000	Federal Home Loan Bank [1]	02/06/07		5.180	[2]	44,995,425
50,000	Federal Home Loan Bank	04/10/07		5.200	[2]	49,973,988
86,800	Federal Home Loan Bank	12/28/07		5.350		86,800,000
64,770	Federal Home Loan Mortgage Corp.	02/01/08		5.300		64,770,000

Total US government agency obligations (cost—$246,539,413)						246,539,413

Time deposits — 6.33%

Banking-non-US — 6.33%
200,000	Deutsche Bank AG, Grand Cayman Islands	02/01/07		5.313		200,000,000
400,000	State Street Bank & Trust Co.,
	Grand Cayman Islands	02/01/07		5.300		400,000,000

Total time deposits (cost—$600,000,000)						600,000,000

Certificates of deposit—12.76%

Banking-non-US — 10.08%
220,000	Barclays Bank PLC	02/13/07	to	5.010	to
		01/18/08		5.465		220,000,000
66,000	Calyon N.A., Inc.	03/14/07		5.170		66,000,000
75,000	Deutsche Bank AG	03/06/07		5.090		75,000,000
46,500	HBOS Treasury Services PLC	05/31/07		5.360		46,500,000
250,500	Natexis Banque Populaires	02/01/07		5.350	to
				5.400	[2]	250,500,000
225,000	Norinchukin Bank Ltd.	03/22/07	to	5.285	to
		07/10/07		5.400		225,000,000
71,500	Toronto-Dominion Bank	10/05/07		5.281		71,500,587

						954,500,587

Banking-US — 2.68%
65,000	HSBC Bank USA	04/27/07		5.360	[2]	65,011,394
114,000	SunTrust Bank	02/01/07	to	5.280	to
		02/05/07		5.296	[2]	114,000,991
75,000	Washington Mutual Bank F.A.	02/26/07		5.300		75,000,000

						254,012,385

Total certificates of deposit (cost—$1,208,512,972)						1,208,512,972

Commercial paper [3]—37.89%

Asset backed-banking—1.72%
165,000	Atlantis One Funding	04/02/07	to	5.190	to
		05/09/07		5.200		163,036,639

Asset backed-miscellaneous — 14.39%
50,000	Alpine Securitization	02/16/07		5.270		49,890,209
208,000	Amsterdam Funding Corp.	02/13/07	to	5.185	to
		04/27/07		5.265		206,974,256
170,793	Atlantic Asset Securitization LLC	02/12/07	to
		02/20/07		5.270		170,406,194
50,981	Bryant Park Funding LLC	02/22/07		5.270		50,824,276
143,729	Chariot Funding LLC	02/22/07		5.270		143,287,153
50,000	Kitty Hawk Funding Corp.	02/12/07		5.260		49,919,639
75,000	Ranger Funding Co. LLC	02/05/07		5.280		74,956,000
164,638	Regency Markets No.1 LLC	02/07/07	to
		02/23/07		5.270		164,265,136

UBS Select Money Market Fund
Schedule of investments – January 31, 2007 (unaudited)

Principal
amount		Maturity		Interest
(000) ($)		dates		rates (%)		Value ($)

Commercial paper[3]—(concluded)

Asset backed-miscellaneous—(concluded)
73,218	Thunderbay Funding	02/07/07	to
		02/15/07		5.270		73,113,873
219,000	Variable Funding Capital Corp.	02/01/07	to	5.260	to
		02/08/07		5.280		218,886,618
163,000	Windmill Funding Corp.	05/01/07	to	5.145	to
		05/04/07		5.200		160,864,084

						1,363,387,438

Asset backed-securities — 9.89%
100,000	Cancara Asset Securitisation LLC	02/21/07		5.265		99,707,500
200,000	Clipper Receivables Co. LLC	02/07/07	to	5.265	to
		02/13/07		5.270		199,736,667
262,000	Grampian Funding LLC	02/15/07	to	5.155	to
		05/21/07		5.255		260,027,416
104,000	Scaldis Capital LLC	02/12/07	to	5.255	to
		02/15/07		5.260		103,809,284
275,769	Solitaire Funding LLC	02/12/07	to	5.200	to
		07/23/07		5.270		273,843,782

						937,124,649

Banking-non-US — 0.98%
44,500	Caisse Nationale des Caisses d’Epargne et de Prevoyance	05/09/07		5.190		43,877,705
49,000	Westpac Banking Corp.	02/20/07		5.230		48,864,746

						92,742,451

Banking-US — 6.61%
75,000	Calyon N.A., Inc.	04/23/07		5.185		74,125,031
75,000	CBA (Delaware) Finance, Inc.	04/05/07		5.150		74,324,062
100,000	Deutsche Bank Financial LLC	02/02/07		5.270		99,985,361
183,001	ING (US) Funding LLC	02/09/07	to	5.050	to
		09/07/07		5.250		179,968,945
75,000	Nordea N.A., Inc.	02/26/07		5.115		74,733,594
75,000	Societe Generale N.A., Inc.	05/31/07		5.110		73,733,146
50,000	Stadshypotek Del, Inc.	03/14/07		5.230		49,702,181

						626,572,320

Brokerage—1.32%
125,000	Morgan Stanley	02/01/07		5.290	[2]	125,000,000

Diversified manufacturing—1.06%
100,000	Siemens Capital Co. LLC	02/01/07		5.260		100,000,000

Finance-captive automotive—0.90%
87,000	Toyota Motor Credit Corp.	05/29/07		5.090		85,560,802

Finance-noncaptive diversified—1.02%
100,000	General Electric Capital Corp.	10/02/07		5.090		96,564,250

Total commercial paper (cost—$3,589,988,549)						3,589,988,549

US master notes [2,4]—2.54%

Brokerage — 2.54%
150,000	Banc of America Securities LLC	02/01/07		5.315		150,000,000

UBS Select Money Market Fund
Schedule of investments – January 31, 2007 (unaudited)

Principal
amount		Maturity		Interest
(000) ($)		dates		rates (%)		Value ($)

US master notes [2,4]—(concluded)

Brokerage—(concluded)
91,000	Bear Stearns Cos., Inc.	02/01/07		5.433		91,000,000

Total US master notes (cost—$241,000,000)						241,000,000

Funding agreements [2,5]—2.90%

Insurance-life — 2.90%
150,000	Metropolitan Life Insurance Co. of CT	02/01/07		5.426		150,000,000
125,000	New York Life Insurance Co.	02/01/07		5.406		125,000,000

Total funding agreements (cost—$275,000,000)						275,000,000

Short-term corporate obligations—21.47%

Asset backed-securities — 10.93%
120,000	Beta Finance, Inc. [6]	02/01/07	to	5.308	to
		02/20/07		5.340	[2]	119,996,592
110,000	Beta Finance, Inc. [6]	10/23/07		5.350		110,000,000
69,500	CC (USA), Inc. (Centauri) [6]	02/01/07		5.325	[2]	69,498,324
78,500	CC (USA), Inc. (Centauri) [6]	04/30/07		5.315		78,499,059
137,000	Cullinan Finance Corp. [6]	04/10/07	to
		04/24/07		5.320	[2]	136,986,773
76,000	Cullinan Finance Corp. [6]	01/16/08		5.320		76,000,000
225,000	K2 (USA) LLC [6]	02/01/07	to	5.310	to
		02/15/07		5.354	[2]	224,995,858
70,000	Links Finance LLC [6]	02/07/07		4.945		70,000,000
150,000	Links Finance LLC [6]	02/09/07	to	5.285	to
		02/12/07		5.300	[2]	149,992,492

						1,035,969,098

Banking-non-US — 4.52%
85,000	Bank of Ireland [6]	02/20/07		5.320	[2]	85,000,000
81,000	Commonwealth Bank of Australia [6]	02/26/07		5.320	[2]	81,000,000
85,000	HBOS Treasury Services PLC [6]	02/01/07		5.396	[2]	85,000,000
77,000	National Australia Bank Ltd. [6]	02/15/07		5.290	[2]	77,000,000
100,000	Westpac Banking Corp. [6]	02/06/07		5.300	[2]	100,000,000

						428,000,000

Banking-US — 2.90%
188,025	American Express Centurion Bank	02/22/07		5.310	[2]	188,029,992
35,000	Bank of America Corp.	02/15/07		5.315	[2]	35,000,659
52,000	Wells Fargo & Co.	03/28/07		5.423	[2]	52,033,168

						275,063,819

Finance-captive automotive—0.64%
60,000	Toyota Motor Credit Corp.	02/01/07		5.300	[2]	60,000,000

Finance-noncaptive consumer—1.16%
110,000	HSBC Finance Corp.	02/12/07	to	5.360	to
		03/01/07		5.409	[2]	110,028,537

Finance-noncaptive diversified—1.32%
125,000	General Electric Capital Corp.	02/09/07		5.445	[2]	125,000,000

Total short-term corporate obligations (cost—$2,034,061,454)						2,034,061,454

UBS Select Money Market Fund
Schedule of investments – January 31, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Repurchase agreements — 13.19%

315,000	Repurchase agreement dated 01/31/07 with Citigroup Financial Products, collateralized by $356,118,741 various whole loan assets, zero coupon to 9.770% due 03/25/07 to 12/01/36; (value—$351,443,879); proceeds: $315,047,338	02/01/07	5.410	315,000,000
100,000	Repurchase agreement dated 01/31/07 with Deutsche Bank Securities, Inc., collateralized by $91,185,000 Federal Home Loan Bank obligations, zero coupon to 4.625% due 02/21/07 to 05/16/08 and $10,120,000 Federal Home Loan Mortgage Corp. obligations, 5.750% due 04/15/08; (value—$102,000,602); proceeds: $100,014,611	02/01/07	5.260	100,000,000
125,000	Repurchase agreement dated 01/31/07 with Goldman Sachs & Co., collateralized by $61,070,000 Federal Home Loan Bank obligations, 4.500% to 5.250% due 09/26/08 to 08/16/10 and $65,545,000 Federal National Mortgage Association obligations, 4.625% to 5.700% due 06/01/10 to 11/03/14; (value—$127,500,666); proceeds: $125,018,194	02/01/07	5.240	125,000,000
275,000	Repurchase agreement dated 01/31/07 with Goldman Sachs Mortgage Corp., collateralized by $280,146,376 various whole loan assets, zero coupon due 01/01/10; (value—$283,250,001); proceeds: $275,041,727	02/01/07	5.463	275,000,000
435,000	Repurchase agreement dated 01/31/07 with Lehman Commercial Paper, Inc., collateralized by $451,152,241 various whole loan assets, 1.000% to 12.750% due 10/01/17 to 01/01/47; (value—$459,998,373); proceeds: $435,065,643	02/01/07	5.433	435,000,000

Total repurchase agreements (cost—$1,250,000,000)				1,250,000,000

Number of
shares
(000)

Money market funds [7]—0.30%

27,856	BlackRock Provident Institutional TempFund		5.133	27,856,208
12	UBS Private Money Market Fund LLC [8]		5.209	11,770

Total money market funds (cost—$27,867,978)				27,867,978

Principal
amount
(000) ($)

Investments of cash collateral from securities loaned—0.14%

Commercial paper [3]—0.14%
Asset backed-securities—0.14%
13,400	Cancara Asset Securitisation LLC (cost—$13,398,031)	02/01/07	5.290	13,398,031

Total investments (cost —$9,486,368,397 which approximates cost for federal income tax purposes) [9,10] — 100.12%				9,486,368,397

Liabilities in excess of other assets — (0.12)%				(10,910,232)

Net assets (applicable to 9,475,386,689 Institutional shares of beneficial interest
outstanding equivalent to $1.00 per share) — 100.00%				9,475,458,165

1	Security, or a portion thereof, was on loan at January 31, 2007.

2	Variable rate security. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of January 31, 2007, and reset periodically.

3	Interest rates shown are the discount rates at date of purchase.

UBS Select Money Market Fund
Schedule of investments – January 31, 2007 (unaudited)

4	The securities detailed in the table below, which represent 2.54% of net assets, are considered liquid and restricted as of January 31, 2007.

			Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of net		percentage of net
Restricted securities	date [11]	cost ($)	assets (%)	Value ($)	assets (%)

Banc of America Securities LLC, 5.383%, 02/01/07	01/31/07	150,000,000	1.58	150,000,000	1.58

Bear Stearns Cos., Inc., 5.433%, 02/01/07	01/31/07	91,000,000	0.96	91,000,000	0.96

		241,000,000	2.54	241,000,000	2.54

5	The securities detailed in the table below, which represent 2.90% of net assets, are considered illiquid and restricted as of January 31, 2007.

			Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of		percentage of
Restricted securities	Date [11]	cost ($)	net assets (%)	Value ($)	net assets (%)

Metropolitan Life Insurance Co. of CT., 5.426%, 02/01/07	01/02/07	150,000,000	1.58	150,000,000	1.58

New York Life Insurance Co., 5.406%, 02/01/07	01/02/07	125,000,000	1.32	125,000,000	1.32

		275,000,000	2.90	275,000,000	2.90

6	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 15.45% of net assets as of January 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

7	Interest rates shown reflect yield at January 31, 2007.

8	The table below details the Fund’s transaction activity in an affiliated issuer during the nine months ended January 31, 2007.

Security description	Value at 04/30/06 ($)	Purchases during the nine months ended 01/31/07 ($)	Sales during the nine months ended 01/31/07 ($)	Value at 01/31/07 ($)	Income earned from affiliate for the nine months ended 01/31/07 ($)

UBS Private Money Market Fund LLC	0	207,731	195,961	11,770	2

9	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

10	Includes $13,047,411 of investments in securities on loan, at value.

11	Acquisition dates represent most recent reset dates on variable rate securities.

Issuer breakdown by country of origin	Percentage of total investments (%)

United States	75.5

Cayman Islands	6.3

Japan	3.9

France	3.8

United Kingdom	3.7

Australia	3.2

Germany	1.9

Ireland	0.9

Canada	0.8

Total	100.0

Weighted average maturity - 45 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2006.

UBS Select Treasury Fund
Schedule of investments – January 31, 2007 (unaudited)

Principal
amount		Maturity		Interest
(000) ($)		dates		rates (%)		Value ($)

US government obligations[1,2]—25.37%

198,000	US Treasury Bills (cost—$195,943,889)	03/22/07	to	4.860	to
		05/31/07		5.000		195,943,889

Repurchase agreements—75.04%

90,000	Repurchase agreement dated 01/31/07 with Banc of America Securities LLC, collateralized by $94,549,000 US Treasury Notes, 3.875% due 07/15/10; (value—$91,800,717); proceeds: $90,013,000	02/01/07		5.200		90,000,000
120,000	Repurchase agreement dated 01/31/07 with Bear Stearns & Co., Inc., collateralized by $14,800,000 US Treasury Inflation Index Bonds, 2.000% due 01/15/26 and $109,400,000 US Treasury Inflation Index Notes, 1.875% due 07/15/15; (value—$122,430,237); proceeds: $120,017,267	02/01/07		5.180		120,000,000
129,400	Repurchase agreement dated 01/31/07 with Deutsche Bank Securities, Inc., collateralized by $146,397,697 US Treasury Bonds Strips, zero coupon due 05/15/19 to 11/15/23 and $90,466,000 US Treasury Investment Growth Receipts, 8.875% due 08/15/17; (value—$131,988,000); proceeds: $129,418,763	02/01/07		5.220		129,400,000
120,000	Repurchase agreement dated 01/31/07 with Merrill Lynch & Co., collateralized by $122,086,000 US Treasury Notes, 4.500% to 4.875% due 01/31/09 to 02/15/09; (value—$122,403,585); proceeds: $120,017,333	02/01/07		5.200		120,000,000
120,000	Repurchase agreement dated 01/31/07 with Morgan Stanley & Co., collateralized by $123,143,000 US Treasury Notes, 3.500% to 6.000% due 06/15/09 to 08/15/09; (value—$124,165,814); proceeds: $120,017,367	02/01/07		5.210		120,000,000
58	Repurchase agreement dated 01/31/07 with State Street Bank & Trust Co., collateralized by $345 US Treasury Bonds, 6.625% due 02/15/27 and $58,420 US Treasury Notes, 3.000% to 4.875% due 02/15/08 to 04/30/08; (value—$59,168); proceeds: $58,008	02/01/07		4.850		58,000

Total repurchase agreements (cost—$579,458,000)						579,458,000

Total investments (cost—$775,401,889 which approximates cost for federal income tax purposes)[3,4]—100.41%						775,401,889

Liabilities in excess of other assets—(0.41)%						(3,191,323)

Net assets (applicable to 772,151,725 Institutional shares of beneficial interest
outstanding equivalent to $1.00 per share)—100.00%						772,210,566

1	Interest rates shown are the discount rates at date of purchase.

2	Security was on loan at January 31, 2007.

3	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

4	Includes $195,748,440 of investments in securities on loan, at value. The custodian held US government securities having an aggregate value of $199,824,563 as collateral for portfolio securities loaned as follows:

Principal
amount (000) ($)		Maturity date	Interest rate (%)	Value ($)

423,869	US Treasury Bond Principal Strips	11/15/21	8.000	$199,824,563

Weighted average maturity — 20 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2006.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Kai Sotorp
Kai Sotorp
President

Date:	April 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai Sotorp
Kai Sotorp
President

Date:	April 2, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 2, 2007